Stockholders' equity	12 Months Ended
Dec. 31, 2011
Stockholders' equity
Stockholders' equity

Note 19—Stockholders' equity

        At December 31, 2011, the Company had 2,818,782,064 authorized shares, of which 2,314,743,264 were registered and issued. At December 31, 2010, the Company had 2,747,639,755 authorized shares, of which 2,308,782,064 were registered and issued.

        At the Annual General Meeting of Shareholders (AGM) in April 2011, shareholders approved the payment of a dividend of 0.60 Swiss francs per share, out of the capital contribution reserve in stockholders' equity of the unconsolidated statutory financial statements of ABB Ltd, prepared in accordance with Swiss law. The dividend was paid in May 2011 and amounted to $1,569 million. In April 2010, at the AGM, shareholders approved the payment of a dividend in the form of a nominal value reduction of 0.51 Swiss francs per share, reducing the nominal value of ABB Ltd's shares from 1.54 Swiss francs per share to 1.03 Swiss francs per share. The distribution, paid in July 2010 and equivalent to $1,112 million, resulted in a reduction in capital stock and additional paid-in capital. At the AGM in May 2009, shareholders approved a proposal to reduce the nominal value of ABB Ltd's shares from 2.02 Swiss francs per share to 1.54 Swiss francs per share and to distribute the 0.48 Swiss francs per share to shareholders. The distribution, equivalent to $1,024 million, resulted in a reduction in capital stock and additional paid-in capital.

        During 2010, the Company purchased on the open market an aggregate of 12.1 million of its own shares for use in connection with its employee incentive plans. These transactions resulted in an increase in "Treasury stock" of $228 million. During 2011 and 2009, there were no purchases or sales of treasury stock on the open market.

        Upon and in connection with each launch of the Company's MIP, the Company sold call options to a bank at fair value, giving the bank the right to acquire shares equivalent to the number of shares represented by the MIP warrant and WAR awards to participants. Under the terms of the agreement with the bank, the call options can only be exercised by the bank to the extent that MIP participants have either sold or exercised their warrants or exercised their WARs.

        In 2011, 2010 and 2009, the bank exercised a portion of the call options held that had been issued at fair value. As a result, in 2011, 2010 and 2009, approximately 6.0 million, 2.1 million and 1.0 million shares, respectively, were issued by the Company resulting in an increase in capital stock and additional paid-in capital of $105 million, $16 million and $7 million, respectively. In February 2012, the bank exercised another portion of the call options and the Company issued 2.7 million shares out of treasury stock.

        At December 31, 2011, such call options representing 7.9 million shares and with strike prices ranging from 15.30 to 36.40 Swiss francs were held by the bank. Of these, call options with a strike price of 15.30 Swiss francs and representing 2.7 million shares were exercised in February 2012. The remaining call options expire in periods ranging from May 2013 to May 2015. However, only 1.7 million of these instruments, with strike prices ranging from 19.00 to 36.40 Swiss francs, could be exercised at February 29, 2012, under the terms of the agreement with the bank.

        In addition to the above, at December 31, 2011, the Company had further outstanding obligations to deliver:

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  up to 2.8 million shares, at a strike price of 26.00 Swiss francs, relating to the options granted under the 2007 launch of the MIP, vesting in May 2010 and expiring in May 2013,
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  up to 3.0 million shares, at a strike price of 36.40 Swiss francs, relating to the options granted under the 2008 launch of the MIP, vesting in May 2011 and expiring in May 2014,

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  up to 4.5 million shares, at a strike price of 19.00 Swiss francs, relating to the options granted under the 2009 launch of the MIP, vesting in May 2012 and expiring in May 2015,

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  up to 7.7 million shares, at a strike price of 22.50 Swiss francs, relating to the options granted under the 2010 launch of the MIP, vesting in May 2013 and expiring in May 2016,

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  up to 9.2 million shares, at a strike price of 25.50 Swiss francs, relating to the options granted under the 2011 launch of the MIP, vesting in May 2014 and expiring in May 2017,

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  up to 4.9 million shares, at a strike price of $18.10 (to employees in the U.S. and Canada) and at a strike price of 15.98 Swiss francs (to employees in other countries) under the ESAP, vesting and expiring in November 2012,

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  up to 2.0 million shares free-of-charge to Eligible Participants under the 2011, 2010 and 2009 launches of the LTIP, vesting and expiring in March 2014, 2013 and 2012, respectively, and

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  less than a million shares in connection with certain other share-based payment arrangements with employees.

        See Note 18 for a description of the above share-based payment arrangements.

        In November 2010, the Company delivered 3.2 million shares, from treasury stock, under the ESAP. This resulted in a net increase in capital stock and additional paid-in capital of $10 million and a reduction in treasury stock of $52 million. In November 2009, the Company issued 5.5 million shares, from contingent capital stock, under the ESAP. This share issuance resulted in an increase in capital stock and additional paid-in capital of $83 million. In 2011, the number of shares delivered under the ESAP was not significant.

        Dividends are payable to the Company's stockholders based on the requirements of Swiss law, ABB Ltd's Articles of Incorporation and stockholders' equity as reflected in the unconsolidated financial statements of ABB Ltd, Zurich, prepared in compliance with Swiss law. At December 31, 2011, of the 12,483 million Swiss francs total stockholders' equity reflected in such unconsolidated financial statements, 2,384 million Swiss francs represents share capital and 10,099 million Swiss francs represent reserves. Of these reserves, 512 million Swiss francs (representing legal reserves for own shares) and 1,000 million Swiss francs (representing ordinary legal reserves) are restricted.

        In February 2012, the Company announced that a proposal will be put to the 2012 Annual General Meeting to distribute 0.65 Swiss francs per share to shareholders.